BUSINESS COMBINATION - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($)
BUSINESS COMBINATION
Goodwill				¥ 4,605,724		$ 667,767		¥ 4,625,115
Camelot Group
BUSINESS COMBINATION
Equity interest held	79.53%
Shenzhen Yunfan
BUSINESS COMBINATION
Percentage of equity interests acquired		100.00%	100.00%
Cash consideration paid		¥ 126,400	$ 19,835
Business combination intangible assets acquired				77,000		12,083
Goodwill				48,814		7,660
Business combination recognized identifiable net assets				586		92
Beijing Yunshu
BUSINESS COMBINATION
Percentage of equity interests acquired									86.21%	86.21%
Purchase consideration payable, total fair value									¥ (7,034)	$ (1,104)
Camelot Group
BUSINESS COMBINATION
Percentage of equity interests acquired							9.50%
Cash consideration paid	¥ 751,974			456,000	$ 66,114
Goodwill				4,556,910		$ 660,690
Consideration paid	5,290,553			¥ 5,290,553	$ 767,058
Equity settled consideration	¥ 4,538,579
Beijing Camelot
BUSINESS COMBINATION
Percentage of equity interests acquired	100.00%